STOCK BASED COMPENSATION (10-Q) (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
STOCK-BASED COMPENSATION [Abstract]
Stock options outstanding [Roll Forward]
A rollforward of stock options outstanding during the nine months ended September 29, 2012 is as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Contractual
	Stock Options	Price	Term (Years)

Balance at January 1, 2012	502,844	$68.57	6.75
Granted	-		-
Exercised	-		-
Forfeited or expired	(3,500)		-
Balance at September 29, 2012	499,344	$68.49	6.01

Common stock outstanding
A rollforward of Ply Gem Prime's common stock during the nine months ended September 29, 2012 is as follows.

Common Stock
Shares Owned by
Management

Balance at January 1, 2012	452,872
Shares issued	-
Shares repurchased	-
Balance at September 29, 2012	452,872

       On September 29, 2006 the Company amended the put right section of its Stockholders' Agreement to require that Stockholders must have held vested shares for a minimum of six-months from the last day of the quarter during which such shares vested in order to receive the put right price formula for vested shares to ensure that stockholders are exposed to the risks and rewards of true equity ownership.  As a result, the Company modified its accounting treatment, and as of September 29, 2006, treated these as equity classified awards.  On September 29, 2006, the repurchase price under the put right formula was less than $0.  As such, no compensation cost will be recognized for these shares.

Common Stock
Shares Owned by
Management

Balance at January 1, 2011	582,282
Shares issued	-
Shares repurchased	(129,410)
Balance at December 31, 2011	452,872